Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions
Summary of warrants offered

Name	Title	Number of 2021 subscription rights offered	Number of 2021 RSUs accepted
Onno van de Stolpe	Chief Executive Officer	85,000	2,111
Bart Filius	President & Chief Operating Officer	50,000	1,011
Walid Abi-Saab	Chief Medical Officer	40,000	835
Piet Wigerinck	Chief Scientific Officer	40,000	-
Andre Hoekema	Chief Business Officer	30,000	-
Michele Manto	Chief Commercial Officer	30,000	835